UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2013
                                                      ------------------

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                                --------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

    NAME:                  Thomas W. Smith
                           -----------------------------------------------------

    ADDRESS:               2200 Butts Road, Suite 320  Boca Raton FL      33431
                           --------------------------- ---------- ------- ------
                           (Street)                    (City)     (State) (Zip)

    FORM 13F FILE NUMBER:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

         NAME:             Thomas W. Smith
         TITLE:            Investment Manager
         PHONE:            561-314-0800

SIGNATURE, PLACE, AND DATE OF SIGNING:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Boca Raton, FL
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[City, State]

         May 15, 2013
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[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:            0
                                              -------
FORM 13F INFORMATION TABLE ENTRY TOTAL:       20
                                              -------
FORM 13F INFORMATION TABLE VALUE TOTAL:       $114,303 (thousands)
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List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE


                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
     --------------             --------------    -----    --------  -------  ---  ----  -------  --------  ----     ------   ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK   018581108    6,403    39,550  SH          Sole         -     39,550
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK   018581108    2,280    14,081  SH          Other        -              14,081
COPART, INC.                     COMMON STOCK   217204106    5,335   155,688  SH          Sole         -    155,688
COPART, INC.                     COMMON STOCK   217204106    2,224    64,900  SH          Other        -              64,900
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101   15,970   130,748  SH          Sole         -    130,748
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101   16,271   133,212  SH          Other        -             133,212
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK   393122106    6,550   115,400  SH          Sole         -    115,400
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK   393122106    6,896   121,500  SH          Other        -             121,500
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207    3,323    77,667  SH          Sole         -     77,667
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207    1,134    26,500  SH          Other        -              26,500
MARKET LEADER, INC.              COMMON STOCK   57056R103      197    22,000  SH          Sole         -     22,000
NEUSTAR INC.                         CL A       64126X201    8,496   182,600  SH          Sole         -    182,600
NEUSTAR INC.                         CL A       64126X201    6,118   131,475  SH          Other        -             131,475
SYSTEMAX INC.                    COMMON STOCK   871851101      757    76,500  SH          Sole         -     76,500
SYSTEMAX INC.                    COMMON STOCK   871851101      911    92,018  SH          Other        -              92,018
TRACTOR SUPPLY CO.               COMMON STOCK   892356106    5,562    53,416  SH          Sole         -     53,416
VISTAPRINT N.V.                       SHS       N93540107    6,288   162,650  SH          Sole         -    162,650
VISTAPRINT N.V.                       SHS       N93540107    5,732   148,266  SH          Other        -             148,266
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104    8,067    93,950  SH          Sole         -     93,950
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104    5,790    67,422  SH          Other        -              67,422